Accrued expenses (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accrued expenses
Accrued payroll	$ 544,183
Accrued rental fee	227,076	$ 136,278
Financing consultant fee payable	200,000
Accrued promotion fee	75,539	80,720	$ 143,710	$ 77,872
Accrued compensation benefit	5,077	3,095
Other	54	7,432
Accrued Liabilities, Current, Total	$ 1,051,929	$ 227,525	$ 151,545	$ 85,219